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May 4, 2004



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  Driehaus Mutual Funds (the "Registrant")
              File Nos. 333-05265 and 811-07655

Dear Sir or Madam:

         Pursuant to Rule 497(j) of Registration C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) form of Prospectus dated May 1, 2004 and Statement of Additional Information dated May 1, 2004 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                   Very truly yours,

                                                   /s/ Lisa M. King

                                                   Lisa M. King
                                                   Secretary of the Registrant